Other Long-Term Assets (Tables)	6 Months Ended
Jun. 30, 2026
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Composition of other long term assets table explanatory
The composition of other long-term assets is shown below:

(in thousands)	Note	June 30 2026	December 31 2025

Intangible assets		$929	$1,120

Debt issue costs - Revolving Credit Facility	16.1	6,024	4,702

Refundable deposit - 777 PMPA		10,564	10,163

Loans receivable		10,000	-
Other		536	542

Total other long-term assets		$28,053	$16,527